FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Collateral Not Offset Against Risk Management Assets and Liabilities) (Details) $ in Millions	Dec. 31, 2018 CAD ($)
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT [Abstract]
Collateral posted with counterparties	$ 27.6
Cash collateral held representing an obligation	$ 0.8